Inventories	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories	Inventories
Accounting policy
Inventories are valued at the lower of cost and net realizable value. The costs of individual items of inventory are determined using weighted average costs less any losses, when applicable.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion (when applicable) and the estimated costs necessary to make the sale.
An inventory loss is recognized for inventories that are close to their expiration date and there is no expectation that they will be sold.
(a)Inventories composition

	2024	2023

Goods for resale	1,835,018	1,885,941
(-) Allowance for inventory losses	(54,771)	(17,737)

Total	1,780,247	1,868,204
(b)Allowance for inventory losses

	2024	2023
Opening balance as of June	(17,737)	(10,186)
Increase in allowance	(32,355)	(7,470)
Allowance for inventory losses from acquisitions	(4,321)	—
Exchange rate translation adjustment	(358)	(81)

Ending balance	(54,771)	(17,737)